Defined benefit pension schemes - Actuarial valuations (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) plan	Dec. 31, 2017	Dec. 31, 2016 GBP (£)
Pension plans
Defined benefit pension schemes
Required actuarial valuations (in years)	3 years
Pension plans | UK
Defined benefit pension schemes
Number of plans | plan	3
PSPS
Defined benefit pension schemes
Contributions payable per annum	£ 5.0
Annual deficit funding required	£ 0.0
Percentage allocated to UK with-profits fund	70.00%	70.00%
Percentage allocated to shareholder-backed business	30.00%	30.00%
SASPS
Defined benefit pension schemes
Annual deficit funding required	£ 26.0
Percentage allocated to UK with-profits fund	40.00%	40.00%
Percentage allocated to shareholder-backed business	60.00%	60.00%
Funding level to eliminate deficit funding requirement (as a percent)	100.00%
Required actuarial valuations (in years)	3 years
M&GGPS
Defined benefit pension schemes
Annual deficit funding required			£ 0.0